Lease Commitment and Total Rental Expense	12 Months Ended
Dec. 31, 2012
Lease Commitment and Total Rental Expense

Note 14. Lease Commitment and Total Rental Expense

The Company has operating leases under non-cancellable operating lease agreements for banking facilities and equipment. Future minimum rental payments due under the leases are as follows:

Years Ending December 31,	Amounts
2013	$229,580
2014	119,423
2015	57,164
2016	57,164
2017	57,164

$520,495

The total rental expense included in the income statements for the years ended December 31, 2012, 2011 and 2010 is $177,416, $145,207 and $191,717, respectively.